Stock-Based Compensation (Weighted Average Fair Values per Stock Option and Assumptions for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Abstract]
Weighted average FV per option	$ 4.66	$ 6.32
Expected term	5 years	5 years
Risk-free interest rate	3.56%	3.53%
Expected dividend yield	6.11%	5.05%
Expected volatility	20.67%	20.07%